Prospectus Supplement

September 8, 2006

Morgan Stanley Institutional Fund Trust

Supplement dated September 8, 2006 to the Prospectus dated January 30, 2006 of:

Advisory Portfolio

Advisory Foreign Fixed Income Portfolio

Advisory Foreign Fixed Income II Portfolio

Mortgage Advisory Portfolio

Investment Grade Credit Advisory Portfolio

The following disclosure is hereby added after the third sentence in the second paragraph of the section of the Prospectus titled “Investment Strategies and Related Risks—Derivatives and Other Investments”:

Cross currency hedges involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

The following disclosure is hereby added at the end of the second paragraph of the section of the Prospectus titled “Investment Strategies and Related Risks—Risks of Derivatives”:

For cross currency hedges, there is an additional risk to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.

Please retain this supplement for future reference.

IFTADVSPT 9/06

Prospectus Supplement

September 8, 2006

Morgan Stanley Institutional Fund Trust

Supplement dated September 8, 2006 to the Prospectus dated January 30, 2006 of:

Balanced Portfolio

The following disclosure is hereby added after the third sentence in the second paragraph of the section of the Prospectus titled “Investment Strategies and Related Risks—Derivatives and Other Investments”:

Cross currency hedges involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

The following disclosure is hereby added at the end of the second paragraph of the section of the Prospectus titled “Investment Strategies and Related Risks—Risks of Derivatives”:

For cross currency hedges, there is an additional risk to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.

Please retain this supplement for future reference.

IFTBALSPT 9/06

Prospectus Supplement

September 8, 2006

Morgan Stanley Institutional Fund Trust

Supplement dated September 8, 2006 to the Prospectus dated January 30, 2006 of:

Core Plus Fixed Income Portfolio

High Yield Portfolio

Intermediate Duration Portfolio

International Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

Limited Duration Portfolio

Municipal Portfolio

The following disclosure is hereby added after the third sentence in the second paragraph of the section of the Prospectus titled “Investment Strategies and Related Risks—Derivatives and Other Investments”:

Cross currency hedges involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

The following disclosure is hereby added at the end of the second paragraph of the section of the Prospectus titled “Investment Strategies and Related Risks—Risks of Derivatives”:

For cross currency hedges, there is an additional risk to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.

With respect to the International Fixed Income Portfolio, the first and second paragraphs of the section of the Prospectus titled “Fund Management—Portfolio Management” are hereby deleted and replaced with the following:

The Portfolio’s assets are managed by members of the Global Fixed Income team. The team consists of portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are J. David Germany, Christian G. Roth and Michael B. Kushma, Managing Directors of the Sub-Adviser and Paul F. O’Brien and Jaidip Singh, Executive Directors of the Adviser.

Mr. Germany has been associated with the Sub-Adviser in an investment management capacity since 1987 and began managing the Portfolio in 1993. Mr. Roth has been associated with the Sub-Adviser in an investment management capacity since 1991 and began managing the Portfolio in 1999. Mr. Kushma has been associated with the Sub-Adviser in an investment management capacity since 1987 and began managing the Portfolio in 1996. Mr. O’Brien has been associated with the Adviser in an investment management capacity since 1996 and began managing the Portfolio in 1996. Mr. Singh has been associated with the Adviser in an investment management capacity since 1996 and began managing the Portfolio in 2006.

Please retain this supplement for future reference.

IFTFISPT 9/06

Prospectus Supplement

September 8, 2006

Morgan Stanley Institutional Fund Trust

Supplement dated September 8, 2006 to the Prospectus dated July 19, 2006 of:

Long Duration Fixed Income Portfolio

The following disclosure is hereby added after the third sentence in the second paragraph of the section of the Prospectus titled “Investment Strategies and Related Risks—Derivatives and Other Investments”:

Cross currency hedges involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

The following disclosure is hereby added at the end of the second paragraph of the section of the Prospectus titled “Investment Strategies and Related Risks—Risks of Derivatives”:

For cross currency hedges, there is an additional risk to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.

Please retain this supplement for future reference.

IFLDFISPT 9/06

Prospectus Supplement

September 8, 2006

Morgan Stanley Institutional Fund Trust

Supplement dated September 8, 2006 to the Stable Value Investment Class Prospectus dated January 30, 2006 of:

Core Plus Fixed Income Portfolio

Intermediate Duration Portfolio

For use in conjunction with the Morgan Stanley Stable Value Fund.

The following disclosure is hereby added after the third sentence in the second paragraph of the section of the Prospectus titled “Investment Strategies and Related Risks—Derivatives and Other Investments”:

Cross currency hedges involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

The following disclosure is hereby added at the end of the second paragraph of the section of the Prospectus titled “Investment Strategies and Related Risks—Risks of Derivatives”:

For cross currency hedges, there is an additional risk to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.

Please retain this supplement for future reference.

IFTSVPSPT 9/06

Prospectus Supplement

September 8, 2006

Morgan Stanley Institutional Fund Trust

Supplement dated September 8, 2006 to the Prospectus dated April 26, 2006 of:

Equities Plus Portfolio

The following disclosure is hereby added after the third sentence in the second paragraph of the section of the Prospectus titled “Investment Strategies and Related Risks—Derivatives and Other Investments”:

Cross currency hedges involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

The following disclosure is hereby added at the end of the second paragraph of the section of the Prospectus titled “Investment Strategies and Related Risks—Risks of Derivatives”:

For cross currency hedges, there is an additional risk to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.

Please retain this supplement for future reference.

IFTEPLVSSPT 9/06